Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Valuation allowance, deferred tax asset, increase (decrease), amount	$ 5,861,012	$ 1,080,617
Domestic Tax Jurisdiction
Income Tax Contingency [Line Items]
Net operating lease carry forwards	19,790,000
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating lease carry forwards	$ 14,375,000